Average Annual Total Returns	Eaton Vance Focused Growth Opportunities Fund S&P 500® Index One Year	Eaton Vance Focused Growth Opportunities Fund S&P 500® Index Five Years	Eaton Vance Focused Growth Opportunities Fund S&P 500® Index Ten Years	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index One Year	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Five Years	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A One Year	Eaton Vance Focused Growth Opportunities Fund Class A Five Years	Eaton Vance Focused Growth Opportunities Fund Class A Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Growth Opportunities Fund Class C One Year	Eaton Vance Focused Growth Opportunities Fund Class C Five Years	Eaton Vance Focused Growth Opportunities Fund Class C Ten Years	Eaton Vance Focused Growth Opportunities Fund Class I One Year	Eaton Vance Focused Growth Opportunities Fund Class I Five Years	Eaton Vance Focused Growth Opportunities Fund Class I Ten Years	Eaton Vance Focused Value Opportunities Fund Russell 3000® Index One Year	Eaton Vance Focused Value Opportunities Fund Russell 3000® Index Five Years	Eaton Vance Focused Value Opportunities Fund Russell 3000® Index Ten Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index One Year	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Five Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Ten Years	Eaton Vance Focused Value Opportunities Fund Class A One Year	Eaton Vance Focused Value Opportunities Fund Class A Five Years	Eaton Vance Focused Value Opportunities Fund Class A Ten Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Value Opportunities Fund Class C One Year	Eaton Vance Focused Value Opportunities Fund Class C Five Years	Eaton Vance Focused Value Opportunities Fund Class C Ten Years	Eaton Vance Focused Value Opportunities Fund Class I One Year	Eaton Vance Focused Value Opportunities Fund Class I Five Years	Eaton Vance Focused Value Opportunities Fund Class I Ten Years
Total	26.29%	15.68%	12.03%	42.68%	19.49%	14.85%	34.48%	14.53%	12.04%	33.57%	11.89%	10.41%	21.03%	11.71%	9.93%	39.78%	14.91%	11.97%	42.20%	16.06%	12.92%	25.96%	15.15%	11.47%	11.46%	10.90%	8.39%	2.42%	10.50%	8.15%	1.76%	9.29%	6.79%	1.87%	8.19%	6.29%	6.31%	10.88%	8.10%	8.47%	11.98%	9.02%